Distribution Date: Oct 25, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
Outstanding
1-A1 5.98000% $157,298,000.00 $157,298,000.00 $981,228.41 $783,868.37 $1,765,096.78 0.00 $0.00 $156,316,771.59 100.00%
1-A2 6.13000% $74,617,000.00 $74,617,000.00 $0.00 $0.00 $0.00 0.00 $0.00 $74,151,537.50 0.00%
1-A3 6.38000% $30,059,000.00 $30,059,000.00 $0.00 $0.00 $0.00 0.00 $0.00 $29,871,491.29 0.00%
2-A1 5.98000% $142,335,000.00 $142,335,000.00 $0.00 $618,636.49 $618,636.49 90,666.26 $0.00 $142,425,666.26 100.00%
2-A2 6.13000% $67,518,000.00 $67,518,000.00 $0.00 $0.00 $0.00 0.00 $0.00 $67,561,008.43 0.00%
2-A3 6.38000% $27,199,000.00 27,199,000.00 $0.00 $0.00 $0.00 0.00 $0.00 $27,216,325.55 0.00%
AX 1.00000% $155,245,643.00 $155,245,643.00 $0.00 $129,371.37 $129,371.37 0.00 $0.00 $158,140,676.62 100.00%
M1 6.76082% $11,712,000.00 $11,712,000.00 $0.00 $62,441.66 $62,441.66 3,543.96 $0.00 $11,715,543.96 100.00%
M2 6.76082% $6,265,000.00 $6,265,000.00 $0.00 $33,401.38 $33,401.38 1,895.74 $0.00 $6,266,895.74 100.00%
M3 6.76082% $3,541,000.00 $3,541,000.00 $0.00 $18,878.58 $18,878.58 1,071.48 $0.00 $3,542,071.48 100.00%
M4 6.76082% $3,268,000.00 $3,268,000.00 $0.00 $17,423.10 $17,423.10 988.87 $0.00 $3,268,988.87 100.00%
M5 6.76082% $2,723,000.00 $2,723,000.00 $0.00 $14,517.47 $14,517.47 823.96 $0.00 $2,723,823.96 100.00%
M6 6.76082% $2,723,000.00 $2,723,000.00 $0.00 $14,517.47 $14,517.47 823.96 $0.00 $2,723,823.96 100.00%
M7 6.76082% $3,268,000.00 $3,268,000.00 $0.00 $17,423.10 $17,423.10 988.87 $0.00 $3,268,988.87 100.00%
M8 6.76082% $2,723,000.00 $2,723,000.00 $0.00 $14,517.47 $14,517.47 823.96 $0.00 $2,723,823.96 100.00%
X N/A $9,540,037.44 $9,540,037.44 $0.00 $445,457.47 $445,457.47 N/A $0.00 $9,533,808.16 100.00%
1-AP N/A $1,000.00 $1,000.00 $0.00 $12,024.66 $12,024.66 N/A $0.00 $1,000.00 100.00%
2-AP N/A $1,000.00 $1,000.00 $0.00 $0.00 $0.00 N/A $0.00 $1,000.00 100.00%
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00 100.00%
Totals: $544,789,037.44 $544,789,037.44 $981,228.41 $2,182,478.59 $3,163,707.00 $101,627.06 $0.00 $543,310,569.58
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
(3) Class X-1 and Class X-II Payments include the X-1 Component, the C-X Compenent, and the S-X Compenent
Payment Detail (Exchangeable Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Percent
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
Executed
AF2 6.1300% 142,135,000.00 142,135,000.00 465,462.50 683,064.53 1,148,527.03 43,008.43 0.00 141,712,545.93 100.00%
AF3 6.3800% 57,258,000.00 57,258,000.00 187,508.71 287,096.15 474,604.86 17,325.55 0.00 57,087,816.84 100.00%
$199,393,000.00 $199,393,000.00 $652,971.21 $970,160.68 $1,623,131.89 $60,333.98 $0.00 $198,800,362.77
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 52525DAA6 $1,000.00000000 $6.23802217 $4.98333335 $0.00000000 $993.76197783 LIBOR 5.13000%
1-A2 52525DAB4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $993.76197783 SWAP LIBOR 5.13000%
1-A3 52525DAC2 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $993.76197783
2-A1 52525DAD0 $1,000.00000000 $0.00000000 $4.34634131 $0.00000000 $1,000.63699203
2-A2 52525DAE8 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.63699206
2-A3 52525DAF5 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.63699217
AX 52525DAG3 $1,000.00000000 $0.00000000 $0.83333334 $0.00000000 $1,018.64808290
M1 52525DAK4 $1,000.00000000 $0.00000000 $5.33142589 $0.00000000 $1,000.30259221
M2 52525DAL2 $1,000.00000000 $0.00000000 $5.33142538 $0.00000000 $1,000.30259218
M3 52525DAM0 $1,000.00000000 $0.00000000 $5.33142615 $0.00000000 $1,000.30259249
M4 52525DAN8 $1,000.00000000 $0.00000000 $5.33142595 $0.00000000 $1,000.30259180
M5 52525DAP3 $1,000.00000000 $0.00000000 $5.33142490 $0.00000000 $1,000.30259273
M6 52525DAQ1 $1,000.00000000 $0.00000000 $5.33142490 $0.00000000 $1,000.30259273
M7 52525DAR9 $1,000.00000000 $0.00000000 $5.33142595 $0.00000000 $1,000.30259180
M8 52525DAS7 $1,000.00000000 $0.00000000 $5.33142490 $0.00000000 $1,000.30259273
Amounts Per 1,000 (Exchangeable Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
AF2 52525DAH1 $1,000.00000000 $3.27479157 $4.80574475 $0.00000000 $997.02779702
AF3 52525DAJ7 $1,000.00000000 $3.27480367 $5.01407926 $0.00000000 $997.02778374

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.98000% $783,868.37 $0.00 $0.00 $0.00 $0.00 $0.00 $783,868.37 $0.00
1-A2 6.13000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 6.38000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 5.98000% $709,302.75 $0.00 $0.00 $0.00 $0.00 $90,666.26 $618,636.49 $0.00
2-A2 6.13000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 6.38000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
AX 1.00000% $129,371.37 $0.00 $0.00 $0.00 $0.00 $0.00 $129,371.37 $0.00
M1 6.76082% $65,985.62 $0.00 $0.00 $0.00 $0.00 $3,543.96 $62,441.66 $0.00
M2 6.76082% $35,297.12 $0.00 $0.00 $0.00 $0.00 $1,895.74 $33,401.38 $0.00
M3 6.76082% $19,950.06 $0.00 $0.00 $0.00 $0.00 $1,071.48 $18,878.58 $0.00
M4 6.76082% $18,411.97 $0.00 $0.00 $0.00 $0.00 $988.87 $17,423.10 $0.00
M5 6.76082% $15,341.43 $0.00 $0.00 $0.00 $0.00 $823.96 $14,517.47 $0.00
M6 6.76082% $15,341.43 $0.00 $0.00 $0.00 $0.00 $823.96 $14,517.47 $0.00
M7 6.76082% $18,411.97 $0.00 $0.00 $0.00 $0.00 $988.87 $17,423.10 $0.00
M8 6.76082% $15,341.43 $0.00 $0.00 $0.00 $0.00 $823.96 $14,517.47 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Interest Detail (Exchangeable Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
AF2 6.13000% $683,064.53 $0.00 $0.00 $0.00 $0.00 $43,008.43 $683,064.53 $0.00
AF3 6.38000% $287,096.15 $0.00 $0.00 $0.00 $0.00 $17,325.55 $287,096.15 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Payment Detail:
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
AX $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Exchangeable Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
AF2 $0.00 $0.00 $0.00 $0.00 $0.00
AF3 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
ACCOUNT ACTIVITY
Miscellaneous:
Total
Pool 1
Pool 2
Basis Risk Account:
Cumulative Recoveries 0.00 0.00 0.00 Beginning Balance 0.00
Deposit : required deposit from waterfall 0.00
A) Advances required to be made by Servicer 1,525,280.29 763,230.20 762,050.09 Withdrawal: for Basis Risk shortfalls 0.00
B) Advances actually made by Servicer 1,525,280.29 763,230.20 762,050.09 Withdrawal: to X, any excess 0.00
C) Excess of A over B 0.00 0.00 0.00 Ending Balance 0.00
Interest Remittance Amount 3,134,385.35 1,726,186.09 1,408,199.26
Supplemental Interest Trust
Principal Remittance Amount 1,640,428.88 1,640,428.88 0.00 Swap Account
Principal Distribution Amount 1,634,199.62 1,634,199.62 0.00 Swap Notional Balance 0.00
Funds Shortfall 0.00 0.00 0.00
Deposit: Investment Income 0.00
Cumulative Payments to following bonds: Deposit: Net Counterparty Payment 0.00
Class C 0.00 Deposit: Counterparty Termination Payment 0.00
Class X 445,457.47 Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Class R 0.00 Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Class 1-AP , 2-AP 12,024.66 0.00 Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Maintain Target OC 0.00
FPD/EPD Premiums 0.00 Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00
Reconciliation:
Total
Withdrawal : to pay Counterparty Termination Payment resulting from Trigger 0.00
Available funds (A): Withdrawal : to X, remaining amounts 0.00
Servicer remittance 4,786,838.89
Net Counterparty Payment 0.00
Interest Rate Cap Agreement
Net Funds from Basis Risk Account 0.00 Cap Notional Balance 0.00
4,786,838.89 Cap Payment 0.00
Distributions (B): Withdrawal: to pay Basis Risk Shortfalls 0.00
Net Trust Payment 0.00 Withdrawal: to X, remaining amounts 0.00
Total interest distributed 3,152,639.27
Total principal distributed
1,634,199.62
4,786,838.89
(a)-(b): 0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
25-Oct-07
Accrual Periods: Begin End
Determination Date 18-Oct-07 Libor Certificates 9/25/2007 10/24/2007
Record Date - Senior Certificates 24-Oct-07 Subordinate Certificates 9/1/2007 9/30/2007
Record Date - Subordinate Classes 28-Sep-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-18N
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 9,533,808.16
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 9,533,808.16
B) Ending Collateral Balance 543,310,569.58 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 6,229.26
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.809%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 544,789,037.44 Excess available interest (includes OC release) (A): 445,457.47
H) Cumulative Loss % ( F/G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until October 2010) N/A 1) as additional principal to certificates 0.00
To Pool 1 0.00
A Trigger Event will occur if either (1) or (2) is True: To Poo1 2 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (D>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
For Distribution Dates prior to October 2013 33.35% 3) Basis Risk Payments 0.00
For Distribution Dates on or after October 2013 40.00% 4) Remaining Amounts to X 445,457.47
2) Cumultive Loss % exceeds applicable % (H > I) NO (B): 445,457.47
NO
(A)-(B): 0.00
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.422%
Senior Enhancement Percentage for purposes of Stepdown 8.423%
The later to occur of:
(x) the Distribution Date in October 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in October 2013 21.00%
(ii) on or after the Distribution Date in October 2013 16.80%
NO

Distribution Date: Oct 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
544,789,037.44
3,010,217.15
1,531,749.29
0.00
543,310,569.58
0.00
2,230,710.76
779,506.39
0.00
0.00
3,010,217.15
3,531,811.36
235,464.99
1,531,749.29
0.00
0.00
0.00
0.00
1,764,597.08
12,024.66
0.00
4,786,838.89
1,426
1,421
0.9972861644
7.77948%
7.26082%
12.73745%
0.00
1,426
543,310,569.58
0.00
0.00
0.00
553,610.59
2
0
0.00
0.00
170,246.89
65,218.10
0.00
0.00
0.00
0.00
0.00
285,998,108.22
2,494,938.71
854,509.83
0.00
284,357,679.34
0.00
1,929,960.76
564,977.95
0.00
0.00
2,494,938.71
1,870,142.13
143,956.04
854,509.83
0.00
0.00
0.00
0.00
871,676.26
12,024.66
0.00
3,378,639.63
787
783
0.9942641967
7.84680%
7.24279%
12.34598%
0.00
787
284,357,679.34
0.00
0.00
0.00
553,610.59
2
0
0.00
0.00
89,374.42
54,581.62
0.00
0.00
0.00
0.00
0.00
258,790,929.22
515,278.44
677,239.46
0.00
258,952,890.24
0.00
300,750.00
214,528.44
0.00
0.00
515,278.44
1,661,669.23
91,508.95
677,239.46
0.00
0.00
0.00
0.00
892,920.82
0.00
0.00
1,408,199.26
639
638
1.0006258373
7.70507%
7.28075%
13.17007%
0.00
639
258,952,890.24
0.00
0.00
0.00
0.00
0
0
0.00
0.00
80,872.47
10,636.48
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
42 3,180,378.04 0.59% 27 2,093,207.20 0.74% 15 1,087,170.84 0.42%
100K to 199.99K
224 35,385,967.38 6.51% 150 23,797,499.20 8.37% 74 11,588,468.18 4.48%
200K to 299.99K
331 81,586,719.69 15.02% 196 47,982,397.18 16.87% 135 33,604,322.51 12.98%
300K to 399.99K
272 94,439,551.72 17.38% 149 51,579,995.50 18.14% 123 42,859,556.22 16.55%
400K to 499.99K
226 101,770,150.34 18.73% 108 48,695,019.00 17.12% 118 53,075,131.34 20.50%
500K to 599.99K
144 78,609,334.69 14.47% 71 38,570,011.38 13.56% 73 40,039,323.31 15.46%
600K to 699.99K
79 50,568,405.56 9.31% 26 16,563,177.71 5.82% 53 34,005,227.85 13.13%
700K to 799.99K
35 26,261,462.60 4.83% 18 13,425,851.44 4.72% 17 12,835,611.16 4.96%
800K to 899.99K
17 14,472,660.63 2.66% 8 6,761,756.76 2.38% 9 7,710,903.87 2.98%
900K to 999.99K
21 19,924,906.14 3.67% 11 10,445,086.21 3.67% 10 9,479,819.93 3.66%
1000K to 1099.99K
12 12,172,172.03 2.24% 4 4,144,067.00 1.46% 8 8,028,105.03 3.10%
1100K to 1199.99K
4 4,511,996.82 0.83% 4 4,511,996.82 1.59% 0 0.00 0.00%
1200K to 1299.99K
4 4,955,712.15 0.91% 3 3,726,628.82 1.31% 1 1,229,083.33 0.47%
1300K to 1399.99K
2 2,664,146.62 0.49% 2 2,664,146.62 0.94% 0 0.00 0.00%
1400K to 1499.99K
4 5,835,804.56 1.07% 3 4,432,304.56 1.56% 1 1,403,500.00 0.54%
1500K to 1599.99K
1 1,545,910.23 0.28% 1 1,545,910.23 0.54% 0 0.00 0.00%
1600K to 1699.99K
1 1,608,886.95 0.30% 1 1,608,886.95 0.57% 0 0.00 0.00%
1800K to 1899.99K
1 1,809,736.76 0.33% 1 1,809,736.76 0.64% 0 0.00 0.00%
2000K to 2099.99K
1 2,006,666.67 0.37% 0 0.00 0.00% 1 2,006,666.67 0.77%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1800K to 1899.99K 2000K to 2099.99K
Balance

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.50% - 6.99%
79 36,256,152.75 6.67% 33 18,032,369.95 6.34% 46 18,223,782.80 7.04%
7.00% - 7.49%
274 117,519,806.08 21.63% 132 54,366,443.72 19.12% 142 63,153,362.36 24.39%
7.50% - 7.99%
539 206,996,208.96 38.10% 298 108,074,111.95 38.01% 241 98,922,097.01 38.20%
8.00% - 8.49%
319 114,482,922.71 21.07% 176 58,038,991.61 20.41% 143 56,443,931.10 21.80%
8.50% - 8.99%
168 52,141,652.75 9.60% 117 35,720,663.93 12.56% 51 16,420,988.82 6.34%
9.00% - 9.49%
31 11,926,001.13 2.20% 20 7,994,590.14 2.81% 11 3,931,410.99 1.52%
9.50% - 9.99%
11 3,987,825.20 0.73% 7 2,130,508.04 0.75% 4 1,857,317.16 0.72%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.85%
Group 2 Weighted Average Rate: 7.70%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,072 428,886,973.35 78.94% 488 186,494,234.67 65.58% 584 242,392,738.68 93.60%
3.00% - 3.99%
335 110,978,639.30 20.43% 293 96,867,088.97 34.07% 42 14,111,550.33 5.45%
4.00% - 4.99%
14 3,444,956.93 0.63% 2 996,355.70 0.35% 12 2,448,601.23 0.95%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.00%
Group 2 Weighted Average Margin: 2.80%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
1,060 423,670,062.29 77.98% 488 186,494,234.67 65.58% 572 237,175,827.62 91.59%
3.00% - 3.99%
347 116,195,550.36 21.39% 293 96,867,088.97 34.07% 54 19,328,461.39 7.46%
4.00% - 4.99%
14 3,444,956.93 0.63% 2 996,355.70 0.35% 12 2,448,601.23 0.95%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.00%
Group 2 Weighted Average Lifetime Rate Floor: 2.81%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
9 4,344,137.08 0.80% 0 0.00 0.00% 9 4,344,137.08 1.68%
12.00% - 12.99%
866 313,370,180.64 57.68% 783 284,357,679.34 100.00% 83 29,012,501.30 11.20%
13.00% - 13.99%
368 155,728,922.05 28.66% 0 0.00 0.00% 368 155,728,922.05 60.14%
14.00% - 14.99%
165 64,524,163.90 11.88% 0 0.00 0.00% 165 64,524,163.90 24.92%
15.00% - 15.99%
13 5,343,165.91 0.98% 0 0.00 0.00% 13 5,343,165.91 2.06%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.95%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.59%

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
783 284,357,679.34 52.34% 783 284,357,679.34 100.00% 0 0.00 0.00%
6
609 249,196,078.79 45.87% 0 0.00 0.00% 609 249,196,078.79 96.23%
12
29 9,756,811.45 1.80% 0 0.00 0.00% 29 9,756,811.45 3.77%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
783 284,357,679.34 52.34% 783 284,357,679.34 100.00% 0 0.00 0.00%
6
609 249,196,078.79 45.87% 0 0.00 0.00% 609 249,196,078.79 96.23%
12
29 9,756,811.45 1.80% 0 0.00 0.00% 29 9,756,811.45 3.77%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
124 41,139,347.74 7.57% 124 41,139,347.74 14.47% 0 0.00 0.00%
1 Year LIBOR
29 9,756,811.45 1.80% 0 0.00 0.00% 29 9,756,811.45 3.77%
1 Year MTA
659 243,218,331.60 44.77% 659 243,218,331.60 85.53% 0 0.00 0.00%
6 Month LIBOR
609 249,196,078.79 45.87% 0 0.00 0.00% 609 249,196,078.79 96.23%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
58 20,179,097.39 3.71% 33 11,006,317.32 3.87% 25 9,172,780.07 3.54%
3 Units
8 2,877,484.46 0.53% 6 1,875,569.70 0.66% 2 1,001,914.76 0.39%
4 Units
7 2,786,602.52 0.51% 5 2,149,569.38 0.76% 2 637,033.14 0.25%
Condominium
15 4,818,996.92 0.89% 6 1,271,530.31 0.45% 9 3,547,466.61 1.37%
High Rise Condo
13 6,463,226.10 1.19% 1 350,172.57 0.12% 12 6,113,053.53 2.36%
Low Rise Condo
130 39,634,198.03 7.29% 78 23,780,082.94 8.36% 52 15,854,115.09 6.12%
Planned Unit Developmen
275 107,963,918.77 19.87% 150 55,982,546.88 19.69% 125 51,981,371.89 20.07%
Single Family
915 358,587,045.39 66.00% 504 187,941,890.24 66.09% 411 170,645,155.15 65.90%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2007
1,421 543,310,569.58 100.00% 783 284,357,679.34 100.00% 638 258,952,890.24 100.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Year of First Payment Date
Year

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 80,675.91 0.01% 1 80,675.91 0.03% 0 0.00 0.00%
20.00%-24.99%
2 331,037.95 0.06% 1 185,554.62 0.07% 1 145,483.33 0.06%
25.00%-29.99%
2 237,592.50 0.04% 0 0.00 0.00% 2 237,592.50 0.09%
30.00%-34.99%
4 1,126,503.27 0.21% 1 298,873.89 0.11% 3 827,629.38 0.32%
35.00%-39.99%
14 3,899,893.76 0.72% 7 1,751,679.38 0.62% 7 2,148,214.38 0.83%
40.00%-44.99%
8 2,491,252.61 0.46% 3 686,675.11 0.24% 5 1,804,577.50 0.70%
45.00%-49.99%
19 7,339,408.16 1.35% 13 5,125,729.61 1.80% 6 2,213,678.55 0.85%
50.00%-54.99%
19 5,690,054.78 1.05% 13 3,793,211.07 1.33% 6 1,896,843.71 0.73%
55.00%-59.99%
33 11,906,792.58 2.19% 17 5,257,525.22 1.85% 16 6,649,267.36 2.57%
60.00%-64.99%
41 20,808,210.14 3.83% 20 10,904,050.66 3.83% 21 9,904,159.48 3.82%
65.00%-69.99%
80 33,602,727.07 6.18% 32 14,217,940.82 5.00% 48 19,384,786.25 7.49%
70.00%-74.99%
105 49,913,096.94 9.19% 55 21,784,469.57 7.66% 50 28,128,627.37 10.86%
75.00%-79.99%
274 111,439,955.08 20.51% 163 64,517,369.07 22.69% 111 46,922,586.01 18.12%
80.00%-84.99%
492 189,960,420.82 34.96% 195 71,028,981.86 24.98% 297 118,931,438.96 45.93%
85.00%-89.99%
77 28,461,837.87 5.24% 55 22,361,949.74 7.86% 22 6,099,888.13 2.36%
90.00%-94.99%
170 54,335,283.53 10.00% 140 45,349,799.26 15.95% 30 8,985,484.27 3.47%
95.00%-99.99%
80 21,685,826.61 3.99% 67 17,013,193.55 5.98% 13 4,672,633.06 1.80%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 79
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,421 543,310,569.58 100.00% 783 284,357,679.34 100.00% 638 258,952,890.24 100.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Group 2 Weighted Average Remaining Amortization Months: 358
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,421 543,310,569.58 100.00% 783 284,357,679.34 100.00% 638 258,952,890.24 100.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 358

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,421 543,310,569.58 100.00% 783 284,357,679.34 100.00% 638 258,952,890.24 100.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
1,421 543,310,569.58 100.00% 783 284,357,679.34 100.00% 638 258,952,890.24 100.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
1 119,921.94 0.02% 1 119,921.94 0.04% 0 0.00 0.00%
ALASKA
4 1,483,675.99 0.27% 2 794,707.86 0.28% 2 688,968.13 0.27%
ARIZONA
64 20,490,013.74 3.77% 38 11,584,144.87 4.07% 26 8,905,868.87 3.44%
CALIFORNIA
525 246,200,240.44 45.31% 234 109,589,144.85 38.54% 291 136,611,095.59 52.76%
COLORADO
24 8,120,317.59 1.49% 12 2,709,028.36 0.95% 12 5,411,289.23 2.09%
CONNECTICUT
17 5,499,342.83 1.01% 12 3,966,697.09 1.39% 5 1,532,645.74 0.59%
DELAWARE
5 1,799,075.59 0.33% 4 1,596,000.92 0.56% 1 203,074.67 0.08%
DISTRICT OF COLUMBIA
7 3,709,931.00 0.68% 6 3,058,306.00 1.08% 1 651,625.00 0.25%
FLORIDA
209 66,624,687.70 12.26% 131 43,173,737.29 15.18% 78 23,450,950.41 9.06%
GEORGIA
18 4,934,996.25 0.91% 11 2,199,199.45 0.77% 7 2,735,796.80 1.06%
HAWAII
15 7,348,688.83 1.35% 7 4,066,030.14 1.43% 8 3,282,658.69 1.27%
IDAHO
6 1,175,494.16 0.22% 3 612,716.42 0.22% 3 562,777.74 0.22%
ILLINOIS
41 10,688,207.02 1.97% 26 6,857,341.26 2.41% 15 3,830,865.76 1.48%
INDIANA
2 697,718.86 0.13% 1 343,959.23 0.12% 1 353,759.63 0.14%
KANSAS
1 65,788.08 0.01% 0 0.00 0.00% 1 65,788.08 0.03%
KENTUCKY
1 131,166.24 0.02% 1 131,166.24 0.05% 0 0.00 0.00%
MAINE
1 699,993.93 0.13% 0 0.00 0.00% 1 699,993.93 0.27%
MARYLAND
52 21,766,582.28 4.01% 28 11,805,141.39 4.15% 24 9,961,440.89 3.85%
MASSACHUSETTS
17 5,012,611.97 0.92% 10 2,988,134.07 1.05% 7 2,024,477.90 0.78%
MICHIGAN
18 3,325,891.34 0.61% 11 1,646,430.42 0.58% 7 1,679,460.92 0.65%
MINNESOTA
16 3,735,521.97 0.69% 13 2,956,566.35 1.04% 3 778,955.62 0.30%
MISSISSIPPI
1 99,270.31 0.02% 1 99,270.31 0.03% 0 0.00 0.00%
MISSOURI
13 2,469,543.74 0.45% 2 319,419.25 0.11% 11 2,150,124.49 0.83%
NEVADA
31 10,408,245.99 1.92% 18 6,350,361.84 2.23% 13 4,057,884.15 1.57%
NEW JERSEY
12 6,695,768.13 1.23% 6 3,335,220.63 1.17% 6 3,360,547.50 1.30%
NEW MEXICO
4 891,381.39 0.16% 2 537,342.22 0.19% 2 354,039.17 0.14%
NEW YORK
30 15,307,729.14 2.82% 22 11,174,800.80 3.93% 8 4,132,928.34 1.60%
NORTH CAROLINA
14 5,985,102.51 1.10% 10 2,750,106.23 0.97% 4 3,234,996.28 1.25%
OHIO
3 394,836.13 0.07% 1 127,320.38 0.04% 2 267,515.75 0.10%
OREGON
35 11,162,267.41 2.05% 18 5,623,973.00 1.98% 17 5,538,294.41 2.14%
PENNSYLVANIA
17 4,014,930.30 0.74% 13 2,882,305.80 1.01% 4 1,132,624.50 0.44%
RHODE ISLAND
6 2,100,810.07 0.39% 3 950,198.09 0.33% 3 1,150,611.98 0.44%
SOUTH CAROLINA
6 1,655,767.12 0.30% 6 1,655,767.12 0.58% 0 0.00 0.00%
SOUTH DAKOTA
1 241,183.56 0.04% 1 241,183.56 0.08% 0 0.00 0.00%
TENNESSEE
8 2,532,535.00 0.47% 6 1,303,048.55 0.46% 2 1,229,486.45 0.47%
TEXAS
16 4,620,932.26 0.85% 8 1,737,892.07 0.61% 8 2,883,040.19 1.11%
UTAH
29 9,598,025.26 1.77% 15 3,779,161.13 1.33% 14 5,818,864.13 2.25%
VERMONT
1 203,904.69 0.04% 0 0.00 0.00% 1 203,904.69 0.08%
VIRGINIA
57 19,910,894.59 3.66% 38 12,401,473.09 4.36% 19 7,509,421.50 2.90%
WASHINGTON
88 30,862,747.79 5.68% 57 18,365,634.68 6.46% 31 12,497,113.11 4.83%
WISCONSIN
4 376,329.87 0.07% 4 376,329.87 0.13% 0 0.00 0.00%
WYOMING
1 148,496.57 0.03% 1 148,496.57 0.05% 0 0.00 0.00%
Total
1,421
543,310,569.58
100.00%
783
284,357,679.34
100.00%
638
258,952,890.24
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
WASHINGTON
VIRGINIA
MARYLAND
ARIZONA
NEW YORK
ILLINOIS
NEVADA
OREGON
HAWAII
CONNECTICUT
UTAH
NEW JERSEY
DISTRICT OF
COLUMBIA
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
NORTH CAROLINA
COLORADO
GEORGIA
TEXAS
SOUTH CAROLINA
MICHIGAN
DELAWARE
TENNESSEE
RHODE ISLAND
ALASKA
IDAHO
NEW MEXICO
WISCONSIN
INDIANA
MISSOURI
SOUTH DAKOTA
WYOMING
KENTUCKY
OHIO
ALABAMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
MARYLAND
ARIZONA
VIRGINIA
UTAH
OREGON
COLORADO
NEW YORK
NEVADA
ILLINOIS
NEW JERSEY
HAWAII
NORTH CAROLINA
TEXAS
GEORGIA
MISSOURI
MASSACHUSETTS
MICHIGAN
CONNECTICUT
TENNESSEE
RHODE ISLAND
PENNSYLVANIA
MINNESOTA
MAINE
ALASKA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
INDIANA
OHIO
VERMONT
DELAWARE
KANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,417
541,437,462.20
99.66%
540,130,997.02
4
1,873,107.38
0.34%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,421
543,310,569.58
100.00%
541,986,349.02
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,417
541,437,462.20
99.66%
540,130,997.02
4
1,873,107.38
0.34%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,421
543,310,569.58
100.00%
541,986,349.02
All Groups
Current
30 - 59
days
Current 99.7%
30 - 59 days 0.3%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
779
282,484,571.96
99.34%
281,759,472.54
4
1,873,107.38
0.66%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
783
284,357,679.34
100.00%
283,614,824.54
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
779
282,484,571.96
99.34%
281,759,472.54
4
1,873,107.38
0.66%
1,855,352.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
783
284,357,679.34
100.00%
283,614,824.54
Group 1
Current
30 - 59 days
Current 99.3%
30 - 59 days 0.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
638
258,952,890.24
100.00%
258,371,524.48
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
638
258,952,890.24
100.00%
258,371,524.48
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
638
258,952,890.24
100.00%
258,371,524.48
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
638
258,952,890.24
100.00%
258,371,524.48
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
4 1,873,107.38 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,873,107.38
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
4
1,873,107.38
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
4
1,873,107.38
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
4 1,873,107.38 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,873,107.38
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
4
1,873,107.38
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
4
1,873,107.38
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
Count
Balance ($)
30 - 59 days
4 1,873,107.38
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
Count
Balance ($)
30 - 59 days
4 1,873,107.38
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
October 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Oct 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Group 1
Group 2
Total
Current
9.98%
2,494,938.71
2.36%
515,278.44
6.43%
3,010,217.15
Life CPR
9.98% 2.36% 6.43%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
4 1,916,000.00 1,929,960.76 0.00 285,998,108.22
GROUP 2
1 300,000.00 300,750.00 0.00 258,790,929.22
TOTAL:
5
2,216,000.00
2,230,710.76
0.00
0.67%
99.33%
1
0.12%
99.88%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
124845306 239,000.00 239,793.39 240,592.15 0.00 0.00
0.00 Voluntary PIF
10/11/2007 0.00 8.125% 2,404.67 MI 1
124847237 312,000.00
313,817.20 314,734.47 0.00 0.00
0.00 Voluntary PIF
10/12/2007 0.00 7.625% 9,619.99
CA 1
124851668 600,000.00
602,054.28 604,122.68 0.00 0.00
0.00 Voluntary PIF
09/12/2007 0.00 8.250% 0.00
CA 1
124852146 765,000.00
768,663.04 770,511.46 0.00 0.00
0.00 Voluntary PIF
10/03/2007 0.00 7.375% 0.00
CO 1
Total:
4
1,916,000.00
1,924,327.91
0.00
1,929,960.76
0.00
0.00
0.00
12,024.66
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
47463716 300,000.00 300,000.00 300,750.00 0.00 0.00
0.00 Voluntary PIF
10/04/2007 0.00 10.125% 0.00 NJ 1
Total:
1
300,000.00
300,000.00
0.00
300,750.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Oct 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-18N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #